Information on staff and remuneration - Total share-based costs split on cost type (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based costs	kr 53,737	kr 30,485	kr 14,764
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based costs	521	0	0
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based costs	22,158	14,005	12,191
Sale and marketing expenses.
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based costs	2,259	6,045	0
Administrative expenses.
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based costs	27,972	10,435	2,573
Inventory
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based costs	kr 827	kr 0	kr 0